Provisions - Summary of Breakdown of Provisions (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
PROVISIONS
Provision for legal proceedings, current	$ 1,221	$ 1,826		$ 1,307
Decommissioning or restoration, current	28,082	28,082		22,351
Other provisions, current	1,399	21,626		5,018
Other current provisions, Total	30,702	51,534	[1]	28,676	[1]
Provision for legal proceedings, non-current	42,578	39,448		11,939
Decommissioning or restoration, non-current	171,329	175,745		227,668
Other provisions, non-current	268	838		1,638
Other long-term provisions, Total	$ 214,175	$ 216,031	[1]	$ 241,245	[1]

[1]	See Note 3.